Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2015
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:
12. Common Stock and Additional Paid-in Capital:
Net loss Attributable to DryShips and Transfers to the Non-controlling Interest:
The following table represents the effects of any changes in DryShips ownership interest in a subsidiary on the equity attributable to the shareholders of DryShips.

	Six-month period ended June 30,
	2014	2015

Net loss attributable to DryShips Inc.	$(40,185)	$(1,499,480)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(1,924)	(49,275)
Net transfers to the non-controlling interest	(1,924)	(49,275)
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$(42,109)	$(1,548,755)